Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data [Abstract]
Quarterly Financial Data

13. Quarterly Financial Data (unaudited)

Medical Properties Trust, Inc.

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2010 and 2009: (amounts in thousands, except for per share data)

	For the Three Month Periods in 2010 Ended
	March 31	June 30	September 30	December 31
Revenues	$30,858	$30,593	$28,644	$31,752
Income (loss) from continuing operations	(3,439)	(305)	8,663	8,309
Income from discontinued operations	625	6,537	301	2,321
Net income (loss)	(2,814)	6,232	8,964	10,630
Net income (loss) attributable to MPT common stockholders	(2,822)	6,223	8,919	10,593
Net income (loss) attributable to MPT common stockholders per share — basic	$(0.04)	$0.06	$0.08	$0.09
Weighted average shares outstanding — basic	79,176	103,498	110,046	110,103
Net income (loss) attributable to MPT common stockholders per share — diluted	$(0.04)	$0.06	$0.08	$0.09
Weighted average shares outstanding — diluted	79,176	103,498	110,046	110,108

	For the Three Month Periods in 2009 Ended
	March 31	June 30	September 30	December 31
Revenues	$29,460	$28,640	$30,639	$30,069
Income from continuing operations	8,207	6,608	9,525	9,330
Income (loss) from discontinued operations	2,511	1,251	859	(1,924)
Net income	10,718	7,859	10,384	7,406
Net income attributable to MPT common stockholders	10,710	7,846	10,374	7,399
Net income attributable to MPT common stockholders per share — basic	$0.14	$0.09	$0.13	$0.09
Weighted average shares outstanding — basic	76,432	78,616	78,655	78,755
Net income attributable to MPT common stockholders per share — diluted	$0.14	$0.09	$0.13	$0.09
Weighted average shares outstanding — diluted	76,432	78,616	78,655	78,755

MPT Operating Partnership, L.P.

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2010 and 2009: (amounts in thousands, except for per share data)

	For the Three Month Periods in 2010 Ended
	March 31	June 30	September 30	December 31
Revenues	$30,858	$30,593	$28,644	$31,752
Income (loss) from continuing operations	(3,424)	(236)	8,654	8,309
Income from discontinued operations	625	6,537	301	2,321
Net income (loss)	(2,799)	6,301	8,955	10,630
Net income (loss) attributable to MPT Operating Partnership partners	(2,807)	6,292	8,910	10,593
Net income (loss) attributable to MPT Operating Partnership partners per unit — basic	$(0.04)	$0.06	$0.08	$0.09
Weighted average units outstanding — basic	79,176	103,498	110,046	110,103
Net income (loss) attributable to MPT
Operating Partnership partners per unit — diluted	$(0.04)	$0.06	$0.08	$0.09
Weighted average units outstanding — diluted	79,176	103,498	110,046	110,108

	For the Three Month Periods in 2009 Ended
	March 31	June 30	September 30	December 31
Revenues	$29,460	$28,640	$30,639	$30,069
Income from continuing operations	8,270	6,608	9,525	9,330
Income (loss) from discontinued operations	2,511	1,251	859	(1,924)
Net income	10,781	7,859	10,384	7,406
Net income attributable to MPT Operating Partnership partners	10,773	7,846	10,374	7,399
Net income attributable to MPT Operating Partnership partners per unit — basic	$0.14	$0.09	$0.13	$0.09
Weighted average units outstanding — basic	76,432	78,616	78,655	78,755
Net income attributable to MPT Operating Partnership partners per unit — diluted	$0.14	$0.09	$0.13	$0.09
Weighted average units outstanding — diluted	76,432	78,616	78,655	78,755